Income Tax Benefit Expense from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current taxes [Abstract]
Federal					$ (4,551)	$ (65)	$ (1,063)
State					(605)	(1,088)	(678)
Deferred taxes [Abstract]
Federal					1,148	(2,862)	5,307
State					(1,458)	(226)	655
Income tax benefit (expense)	$ (512)	$ (1,670)	$ (9,430)	$ (5,868)	$ (5,466)	$ (4,241)	$ 4,221